Going Concern Uncertainties (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Going Concern Uncertainties (Textual)
Accumulated deficit	$ (2,290,560)	$ (1,981,384)	$ (1,235,265)